Note 1 - Nature of Operations and Accounting Policies	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE
1
- Nature of Operations and Accounting Policies

Investors Heritage Capital Corporation is the holding company of Investors Heritage Life Insurance Company; Investors Heritage Printing, Inc., a printing company; Investors Heritage Financial Services Group, Inc., an insurance marketing company; is the sole member of At Need Funding, LLC, a limited liability company that provides advance funding of funerals in exchange for the irrevocable assignment of life insurance policies from other nonaffiliated companies; and is the sole member of Heritage Funding, LLC, a limited liability company that invests in various business ventures. These entities are collectively hereinafter referred to as the "Company". In excess of
99%
of Investors Heritage Capital’s consolidated revenue is generated by Investors Heritage Life.

The Company's operations involve the sale and administration of various insurance and annuity products, including, but not limited to, participating and non-participating whole life, limited pay life, universal life, annuity contracts, credit life, credit accident and health and group insurance policies. Investors Heritage Life is currently licensed in
35
states. The principal markets for the Company's products are in Kentucky, North Carolina, Tennessee, Georgia, Ohio, Virginia, Indiana, Michigan, Texas, South Carolina, Pennsylvania and Illinois.

Basis of Presentation:
The accompanying consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).

Principles of Consolidation:
The consolidated financial statements include the accounts of the wholly-owned subsidiaries of Investors Heritage Capital, which are Investors Heritage Life and its subsidiary, Investors Underwriters, Inc., Investors Heritage Printing, Investors Heritage Financial, At Need Funding and Heritage Funding. Intercompany transactions are eliminated in the Company's consolidated financial statements.

Use of Estimates:
The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Investments:
The Company classifies all fixed maturities and equity securities as available-for-sale. Securities classified as available-for-sale are carried at fair value with unrealized appreciation (depreciation) relating to temporary market value changes recorded as an adjustment to other comprehensive income (loss), net of adjustments to deferred acquisition costs and federal income taxes.

Premiums and discounts on fixed maturity investments are amortized into income using the interest method. Anticipated prepayments on mortgage-backed securities are considered in the determination of the effective yield on such securities. If a difference arises between anticipated prepayments and actual prepayments, the carrying amounts of the investments are adjusted with a corresponding charge or credit to interest income.

Realized gains and losses on the sales of investments are determined based upon the specific identification method and include provisions for other-than-temporary impairments where appropriate, as discussed in further detail in Note
2
to the consolidated financial statements.

If an other-than-temporary impairment occurs with respect to a bond, the reduced book value is amortized back to the security’s expected recovery value over the remaining term of the bond. The Company continues to review the security for further impairment that would prompt another write-down in the value.

Mortgage loans are carried at their aggregate principal balance, adjusted for any unamortized premium or discount.

Policy loans are carried at their aggregate principal balance.

State-guaranteed receivables represent an assignment of the future rights to cash flows from lottery winners purchased at a discounted price. Payments on these investments are made by state run lotteries and guaranteed by the states. The state-guaranteed receivables are carried at their amortized cost basis.

Investments in convertible options represent the bifurcated equity derivative portion of convertible security investments. These investments are recorded at their market value with changes in the market value recorded as a component of net investment income on the income statement.

Other invested assets include real estate investments and notes receivable. Real estate investments are carried at cost less accumulated depreciation. Notes receivable are carried at their aggregate principal balance.

Short-term investments represent securities with maturity dates within one
year but exceeding
three
months. These securities are carried at amortized cost, which approximates fair value.

Cash equivalents include money market funds on deposit at various financial institutions with contractual maturity dates within three
months at the time of purchase.

Deferred Acquisition Costs:
Commissions and other acquisition costs, which vary with and are primarily related to the production of new business, are deferred and amortized over the life of the related policies (refer to Revenues and Expenses discussed later regarding amortization methods). Recoverability of deferred acquisition costs is evaluated periodically by comparing the current estimate of the present value of expected pretax future profits to the unamortized asset balance. If this current estimate is less than the existing balance, the difference is charged to expense.

Deferred acquisition costs related to annuities and universal life insurance products are deferred to the extent deemed recoverable and amortized in relation to the present value of actual and expected gross profits on the policies. To the extent that realized gains and losses on fixed income securities result in adjustments to deferred acquisition costs related to annuities, such adjustments are reflected as a component of the amortization of deferred acquisition costs.

Deferred acquisition costs related to annuities and universal life insurance products are also adjusted, net of tax, for the change in amortization that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in the change in net unrealized appreciation (depreciation) on available-for-sale securities, a component of "Accumulated Other Comprehensive Income" in the stockholders' equity section of the balance sheet.

Value of Business Acquired:
Value of business acquired represents the estimated value assigned to the insurance in force of the assumed policy obligations at the date of acquisition of a block of policies. Amortization of value of business acquired recognized in
2016
and
2015
totaled
$70,012
and
$75,761,
respectively. Accumulated amortization was
$766,092
and
$696,080
at
December
31,
2016
and
2015,
respectively. Estimated annual amortization will be approximately
$63,000,
$44,000,
$13,000,
$8,000,
and
$7,000
in
2017
through
2021,
respectively.

Property and Equipment:
Property and equipment is carried at cost less accumulated depreciation, using principally the straight-line method. Accumulated depreciation on property and equipment was
$4,072,622
and
$3,991,112
at
December
31,
2016
and
2015,
respectively.

Capital Leases:
During
2016,
the Company entered into
no
new capital leases. During
2015,
the Company entered into
one
new capital lease totaling
$184,100
at inception. Total lease payments for
2016
and
2015
relating to previously existing capital leases were
$319,762
and
$395,024,
respectively. Future minimum lease payments for
2017
and
2018
are
$74,034
and
$6,259,
respectively. The present value of net minimum lease payments at
December
31,
2016
was
$72,209,
which is equal to the total future minimum lease payments of
$80,292
less imputed interest of
$8,083.
Accumulated amortization on the leased property was
$895,570
and
$745,601
at
December
31,
2016
and
2015,
respectively.

Cash Value of Company-Owned Life Insurance:
The Company holds life insurance policies on key members of the organization. These policies are reported at the current cash surrender values of the policies.

Benefit Reserves and Policyholder Deposits:
Reserves on traditional life and accident and health insurance products are calculated using the net level premium method based upon estimated future investment yields, mortality, withdrawals and other assumptions, including dividends on participating policies. The assumptions used for prior year issues are locked in. Current year policies issued are reserved using updated assumptions determined by reviewing the Company's past experience and include a provision for possible unfavorable deviation.

Benefit reserves and policyholder deposits on universal life and investment-type products are determined by using the retrospective deposit method and represent the policy account value before consideration of surrender charges. In addition, unearned revenues are included as a part of the benefit reserve.

The mortality assumptions for regular ordinary business are based on the
1955
-
60
Basic Table, Select and Ultimate, for plans issued prior to
1982;
the
1965
-
70
Basic Table, Select and Ultimate, for plans issued in
1982
through
1984;
the
1975
-
80
Basic Table, Select and Ultimate, for plans issued after
1984;
the
2001
Valuation Basic Table, Select and Ultimate, for plans issued after
2008;
and on the Company's experience for final expense and preneed plans.

Reinsurance:
The Company assumes and cedes reinsurance under various agreements providing greater diversification of business, allowing management to control exposure to potential losses arising from large risks, and providing additional capacity for growth. Amounts recoverable from reinsurers are estimated in a manner consistent with the related liabilities associated with the reinsured policies. At
December
31,
2016
and
2015,
amounts recoverable from reinsurers were
$98,444,173
and
$56,332,692,
respectively. These amounts included reserves ceded to reinsurers of
$97,514,013
and
$55,510,620
at
December
31,
2016
and
2015,
respectively. Please refer to Note
10
for further information on the Company’s significant reinsurance agreements.

Unearned Premium Reserves:
Credit life unearned premium reserves are calculated for level and reducing coverage certificates using the monthly pro rata and Rule of
78's
methods, respectively. Credit accident and health unearned premium reserves are determined based upon the Rule of
78's.

Policy Claims:
Policy claims are based on reported claims plus estimated incurred but not reported claims developed from trends of historical data applied to current exposure.

At
December
31,
2016
and
2015,
the Company’s policy claims liability includes an estimate of
$600,226
and
$721,592,
respectively, for outstanding claims relative to a comparison of our life insurance policies against the Social Security Death Master File. This comparison was performed in compliance with a recently enacted Kentucky state law which follows a model law adopted by the National Conference of Insurance Legislators. This amount primarily affects the traditional and universal life segment, along with a much smaller impact on the final expense portion of the preneed and burial segment. The Company is in the process of researching the potential matches to determine that a valid claim exists, to locate beneficiaries and to pay benefits accordingly.

Liability for Deposit-Type Contracts:
Liability for deposit-type contracts consists of supplemental contracts without life contingencies, premium deposit funds and dividends and endowments left on deposit at interest.

Participating Policies:
Participating business approximates
14%
and
15%
of ordinary life insurance in force at
December
31,
2016
and
2015,
respectively. Premiums relative to participating business comprised approximately
3%
of net premiums for the years ended
December
31,
2016
and
2015.
Participating dividends are accrued as declared by the Board of Directors of Investors Heritage Life. For participating policies that are not a part of the Texas Memorial Life or Memorial Service Life policy acquisitions, the liability for future policy benefits for participating policies was determined based on the Net Level Premium Reserve Method,
3%
interest, and the
1941
CSO Mortality and
1958
CSO Mortality tables. All guaranteed benefits were considered in calculating these reserves. Deferred acquisition costs are amortized in proportion to expected gross profits.

The liability for future policy benefits of the Texas Memorial Life and Memorial Service Life blocks of participating business was determined based on the
2001
CSO and
1980
CSO Mortality tables, respectively. While these policies are participating, no future dividends are anticipated on this block of policies.

The average assumed investment yields used in determining expected gross profits ranged from
3.56%
to
9.17%
(for the current and all future years, an assumed investment yield of
4.50%
was utilized).

Deferred Revenue on Reinsurance Ceded
:
The Company established this liability relative to the initial ceding commission received on a reinsurance agreement with Southland National Insurance Corporation, as further discussed in Note
10.
This amount is being recognized into income over the expected life of the reinsurance contract, which is
20
years. The initial ceding commission, net of tax, was
$1,471,858.
The Company recognized
$40,211
of income associated with the amortization of the deferred revenue during
2016.

Federal Income Taxes:
The Company utilizes the liability method to account for income taxes. Under such method, deferred tax assets and liabilities are determined based on differences between the financial reporting and the tax bases of assets and liabilities and are measured using the enacted tax rates.

Revenues and Expenses:
Revenues on traditional life and accident and health insurance products consist of direct and assumed premiums reported as earned when due. Liabilities for future policy benefits, including unearned premium reserves on accident and health policies and unreleased profits on limited-pay life policies, are provided and acquisition costs are amortized by associating benefits and expenses with earned premiums to recognize related profits over the life of the contracts. Acquisition costs are amortized over the premium paying period using the net level premium method. Traditional life insurance products are treated as long duration contracts since they are ordinary whole life insurance products, which generally remain in force for the lifetime of the insured. The accident and health insurance products are treated as long duration contracts because they are non-cancelable.

Revenues for universal life and investment-type products consist of investment income and policy charges for the cost of insurance and policy initiation and administrative fees. Expenses include interest credited to policy account balances, actual administrative expenses and benefit payments in excess of policy account balances.

Other income consists principally of
third
party administrative service fees along with servicing and administration fees relative to credit insurance administered for our reinsurers.

Common Stock and Earnings per Share:
The par value per share is
$1.00
with
4,000,000
shares authorized. Earnings per share of common stock were computed based on the weighted average number of common shares outstanding during each year. The weighted average number of shares outstanding during
2016
and
2015
were
1,111,660
and
1,120,306
shares, respectively. The Company paid cash dividends per share of
$0.21
in both
2016
and
2015.

Subsequent Events:
Management has evaluated all events subsequent to
December
31,
2016
through the date that these consolidated financial statements were available to be issued.

New Accounting Standards:
In
July
2015,
the Financial Accounting Standards Board (“FASB”) issued guidance regarding employee benefit accounting. The guidance is divided into three
parts. First, the guidance requires a pension plan to use contract value as the only required measure for fully benefit-responsive investment contracts. Second, the guidance simplifies and increases the effectiveness of the investment disclosure requirements for employee benefit plans. Third, the guidance provides benefit plans with a measurement date practical expedient. This guidance is effective for fiscal years beginning after
December
15,
2015.
The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

In
May
2014,
the FASB issued guidance regarding accounting for revenue recognition that identifies the accounting treatment for an entity’s contracts with customers.  Certain contracts, including insurance contracts, are specifically excluded from this guidance.  However, certain other types of contracts may
impact the financial statements of insurance providers. In
August
2015,
the FASB deferred the effective date of this guidance for public entities to annual reporting periods beginning after
December
15,
2017,
including interim periods within that reporting period. The Company is currently evaluating this guidance, but it is not currently expected to have a material impact on its consolidated financial statements.

In
January
2016,
the FASB issued guidance regarding the recognition and measurement of financial assets and liabilities. This guidance intends to enhance reporting for financial instruments and addresses certain aspects of recognition and measurement of investments in equity securities and the presentation in the balance sheet of financial assets and liabilities measured at fair value. It also amends certain disclosure requirements associated with the fair value of financial instruments. This guidance is effective for fiscal years beginning after
December
15,
2017.
The recognition and measurement provisions of this guidance will be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption and early adoption is not permitted. The Company is in the process of evaluating this guidance, but the primary impact on the Company is expected to be the recognition of all unrealized gains and losses on available-for-sale equity securities in net income. Currently, all unrealized gains and losses on available-for-sale equity securities are recognized in other comprehensive income (loss).  Refer to Note
2
for details of unrealized gains and losses on available-for-sale equity securities held by the Company.

In
February
2016,
the FASB issued updated lease accounting guidance that provides new requirements for leases to be recognized in the financial statements. In general, the guidance requires the lessee to recognize liabilities on the balance sheet for the obligation to make lease payments and an asset for the right to use the underlying assets for the lease term.  There is a differentiation between finance leases and operating leases for the lessee in the statements of operations and cash flows.  Finance leases recognize interest on the lease liability separately from the right to use the asset whereas an operating lease recognizes a single lease cost allocated over the lease term on a generally straight-line basis.  All cash payments are within operating activities in the statement of cash flows except finance leases classify repayments of the principal portion of the lease liability within financing activities. The updated guidance is to be applied using a modified retrospective approach effective for annual and interim periods beginning after
December

15,
2018.
  Early adoption is permitted.  The adoption of this guidance is not expected to have a material effect on the Company’s consolidated financial statements.

In
June
2016,
the FASB issued new guidance for the accounting for credit losses on financial instruments. A new model, referred to as the current expected credit losses model, requires an entity to determine credit-related impairment losses for financial instruments held at amortized cost and to estimate these expected credit losses over the life of an exposure (or pool of exposures). The estimate of expected credit losses should consider historical and current information, reasonable and supportable forecasts, as well as estimates of prepayments. The estimated credit losses, and subsequent adjustment to loss estimates, will be recorded through an allowance account which is deducted from the amortized cost of the financial instrument, with the offset recorded in current earnings. The guidance also modifies the impairment model for available-for-sale debt securities. The new model will require an estimate of expected credit losses only when the fair value is below the amortized cost of the asset, thus the length of time the fair value of an available-for-sale debt security has been below the amortized cost will no longer affect the determination of whether a credit loss exists. In addition, credit losses on available-for-sale debt securities will be limited to the difference between the security’s amortized cost basis and its fair value. The updated guidance is effective for fiscal years beginning after
December
15,
2019,
including interim periods within those fiscal years. Early adoption is permitted for periods beginning after
December
15,
2018.
The Company is currently evaluating the impact of the adoption of this guidance on its financial position and results of operations.

In
August
2016,
the FASB issued new guidance that clarifies the classification of certain cash receipts and payments in the statement of cash flows under eight
different scenarios including, but not limited to: (i) debt prepayment or debt extinguishment costs; (ii) proceeds from the settlement of corporate-owned life insurance policies including bank-owned life insurance policies; (iii) distributions received from equity method investees; and (iv) separately identifiable cash flows and application of the predominance principle. This guidance is effective for fiscal years beginning after
December
15,
2017,
and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of this guidance on its statement of cash flows.

All other new accounting standards and updates of existing standards issued through the date of this filing were considered by management and did not relate to accounting policies and procedures pertinent to the Company at this time or were not expected to have a material impact to the consolidated financial statements.